Schedule of other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Income
Government grants	$ 25	$ 34	$ 41	$ 233
Others	50	69	48	56
Total Other income	$ 75	$ 103	$ 89	$ 289